GENERAL	6 Months Ended
Jun. 30, 2026
GENERAL [Abstract]
GENERAL

NOTE 1 - GENERAL

Description of Business

TAT Technologies Ltd., (“TAT” or the “Company”) an Israeli corporation, incorporated in 1985, is a leading provider of solutions and services to the aerospace and defense industries. TAT has the following wholly owned subsidiaries, hereinafter collectively referred to as the “Group”: Limco-Piedmont Inc. (“Limco-Piedmont”), Limco Airepair Inc. (“Limco”), a wholly owned Delaware subsidiary of Limco-Piedmont, Piedmont Aviation Component Services LLC (“Piedmont”), a North Carolina limited liability company, wholly owned subsidiary of Limco-Piedmont Inc., and Turbochrome Ltd. (“Turbochrome”). Additionally, the Company holds 51% of TAT-Engineering LLC (“TAT-Engineering”), which was established in January 2016 as a joint venture. The accounting treatment of the joint venture is based on the equity method due to participating rights granted to the other stockholder.

TAT operations is focused on the following four segments: (i) original equipment manufacturing (“OEM”) of heat transfer solutions and aviation accessories mainly through its Kiryat Gat facility; (ii) MRO (“Maintenance Repair and Overhaul”) services for heat transfer components and OEM of heat transfer solutions through Limco; (iii) MRO services for aviation components (mainly Auxiliary Power Unit “APU” and Landing Gear “LG”) through Piedmont; and (iv) overhaul and coating of jet engine components through Turbochrome. TAT targets the commercial aerospace (serving a wide range of types and sizes of commercial and business jets), military aerospace and ground defense sectors. TAT’s shares are listed on both the NASDAQ (under the symbol TATT) and Tel-Aviv Stock Exchange (under the symbol TAT Tech).

On February 28, 2026, Israel and the United States launched a joint attack on Iran, targeting key officials, military commanders, and strategic military and nuclear facilities, resulting in the death of Iran’s Supreme Leader and other senior government and military officials. Iran subsequently launched ballistic missile and drone attacks against targets in Israel, U.S. military assets in the Middle East, and locations in several countries across the region. The conflict also contributed to renewed hostilities between Israel and Hezbollah in Lebanon. In April 2026, the United States and Iran agreed to a conditional ceasefire that included Israel, and in June 2026, the parties entered into a memorandum of understanding intended to facilitate a more comprehensive resolution of the conflict. However, despite these agreements, military confrontations and regional tensions have continued, including renewed incidents involving Iran, the United States, and Israel during July 2026. Although ceasefire and diplomatic efforts remain ongoing, the security situation in the region remains uncertain and volatile. TAT is unable to predict if, when, or on what terms the conflict may further escalate, de-escalate, or ultimately be resolved.

Currently, TAT continues its business and operations but the intensity and duration of Israel’s current war is difficult to predict, as are such wars’ economic implications on our business and operations and on Israel's economy in general. We continue to monitor political and military developments closely. To date, the Company’s operations and financial results have not been materially affected by these events. Also, since this is an event beyond the Company’s control and may impact our Israeli activity, its continuation or cessation may affect our expectations. The Company continues to monitor its ongoing activities and will make any needed adjustments to ensure continuity of its business, while supporting the safety and well-being of its employees. The Group activities in Israel are presented in Note 9 – Segment Information, under the OEM of Heat Transfer Solutions and Aviation Accessories, and the Overhaul and Coating of Jet Engine Components segments.

The ongoing global conflicts and geopolitical uncertainty continue to contribute to volatility in financial, foreign exchange and energy markets, as well as disruptions in global supply chains. These conditions have resulted in increased material and labor costs and have prompted the Company to maintain higher inventory levels to support operational requirements. The Company continues to work closely with suppliers to mitigate potential supply chain disruptions and minimize impacts on its manufacturing and MRO operations.

The Company's international operations are also subject to risks associated with changes in trade policies, import and export regulations, and tariff regimes. Changes in tariffs may increase the cost of raw materials, components and other imported goods, resulting in purchasing price volatility and potential pressure on margins. Additionally, tariffs may affect the economics of cross-border transactions and require modifications to contractual arrangements with customers and suppliers. Based on management’s assessment, existing tariffs have not had a material impact on the Company’s financial condition, or results of operations.